Document and Entity Information	Mar. 18, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2020
Registrant Name	VIRTUS EQUITY TRUST
Entity Central Index Key	0000034273
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2020
Document Effective Date	Mar. 18, 2020
Prospectus Date	Jan. 28, 2020
VIRTUS TACTICAL ALLOCATION FUND | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VTAIX
VIRTUS TACTICAL ALLOCATION FUND | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	POICX
VIRTUS TACTICAL ALLOCATION FUND | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	NAINX
Virtus KAR Capital Growth Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VCGRX
Virtus KAR Capital Growth Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PLXGX
Virtus KAR Capital Growth Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	SSTFX
Virtus KAR Capital Growth Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PSTAX
Virtus KAR Global Quality Dividend Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VGQRX
Virtus KAR Global Quality Dividend Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PIPTX
Virtus KAR Global Quality Dividend Fund | CLASS C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PPTCX
Virtus KAR Global Quality Dividend Fund | CLASS A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PPTAX
Virtus KAR Mid-Cap Core Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VRMCX
Virtus KAR Mid-Cap Core Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VIMCX
Virtus KAR Mid-Cap Core Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VMCCX
Virtus KAR Mid-Cap Core Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VMACX
Virtus KAR Mid-Cap Growth Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VRMGX
Virtus KAR Mid-Cap Growth Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PICMX
Virtus KAR Mid-Cap Growth Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PSKCX
Virtus KAR Mid-Cap Growth Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PHSKX
Virtus KAR Small-Cap Core Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VSCRX
Virtus KAR Small-Cap Core Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PKSFX
Virtus KAR Small-Cap Core Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PKSCX
Virtus KAR Small-Cap Core Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PKSAX
Virtus KAR Small-Cap Growth Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VRSGX
Virtus KAR Small-Cap Growth Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PXSGX
Virtus KAR Small-Cap Growth Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PSGCX
Virtus KAR Small-Cap Growth Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PSGAX
Virtus KAR Small-Cap Value Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VQSRX
Virtus KAR Small-Cap Value Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PXQSX
Virtus KAR Small-Cap Value Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PQSCX
Virtus KAR Small-Cap Value Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PQSAX
Virtus KAR Small-Mid Cap Core Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VKSRX
Virtus KAR Small-Mid Cap Core Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VKSIX
Virtus KAR Small-Mid Cap Core Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VKSCX
Virtus KAR Small-Mid Cap Core Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VKSAX
Virtus Rampart Enhanced Core Equity Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VECRX
Virtus Rampart Enhanced Core Equity Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PXIIX
Virtus Rampart Enhanced Core Equity Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PGICX
Virtus Rampart Enhanced Core Equity Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	PDIAX
Virtus SGA Emerging Markets Growth Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VIEGX
Virtus SGA Emerging Markets Growth Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VCEGX
Virtus SGA Emerging Markets Growth Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VAEGX
Virtus SGA Emerging Markets Growth Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	VESRX
Virtus SGA Global Growth Fund | Class C | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	SGACX
Virtus SGA Global Growth Fund | Class A | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	SGAAX
Virtus SGA Global Growth Fund | Class R6 | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	SGARX
Virtus SGA Global Growth Fund | Class I | VIRTUS EQUITY TRUST
Prospectus:
Trading Symbol	SGAPX
Virtus Aviva Multi-Strategy Target Return Fund | Class R6 | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VMSRX
Virtus Aviva Multi-Strategy Target Return Fund | Class I | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VMSIX
Virtus Aviva Multi-Strategy Target Return Fund | Class C | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VCMSX
Virtus Aviva Multi-Strategy Target Return Fund | Class A | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VMSAX
Virtus Duff & Phelps Select MLP and Energy Fund | Class I | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLPIX
Virtus Duff & Phelps Select MLP and Energy Fund | Class C | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLPCX
Virtus Duff & Phelps Select MLP and Energy Fund | Class A | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLPAX
Virtus KAR Long/Short Equity Fund | Class I | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLSIX
Virtus KAR Long/Short Equity Fund | Class C | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLSCX
Virtus KAR Long/Short Equity Fund | Class A | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLSAX
Virtus KAR Long/Short Equity Fund | Class R6 | VIRTUS ALTERNATIVE SOLUTIONS TRUST
Prospectus:
Trading Symbol	VLSRX
Virtus Ceredex Large-Cap Value Equity Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STVZX
Virtus Ceredex Large-Cap Value Equity Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STVTX
Virtus Ceredex Large-Cap Value Equity Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SVIFX
Virtus Ceredex Large-Cap Value Equity Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SVIIX
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SMVZX
Virtus Ceredex Mid-Cap Value Equity Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SMVTX
Virtus Ceredex Mid-Cap Value Equity Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SMVFX
Virtus Ceredex Mid-Cap Value Equity Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAMVX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	VVERX
Virtus Ceredex Small-Cap Value Equity Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SASVX
Virtus SGA International Growth Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCIZX
Virtus SGA International Growth Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STITX
Virtus SGA International Growth Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCIIX
Virtus Seix Core Bond Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STGZX
Virtus Seix Core Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STIGX
Virtus Seix Core Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STGIX
Virtus Seix Floating Rate High Income Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SFRZX
Virtus Seix Floating Rate High Income Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAMBX
Virtus Seix Floating Rate High Income Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SFRCX
Virtus Seix Floating Rate High Income Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SFRAX
Virtus Seix Corporate Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STICX
Virtus Seix Corporate Bond Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STIFX
Virtus Seix Corporate Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAINX
Virtus Seix High Grade Municipal Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCFTX
Virtus Seix High Grade Municipal Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SFLTX
Virtus Seix High Income Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STHZX
Virtus Seix High Income Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STHTX
Virtus Seix High Income Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAHIX
Virtus Seix High Yield Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	HYIZX
Virtus Seix High Yield Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAMHX
Virtus Seix High Yield Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	HYPSX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STTBX
Virtus Seix Investment Grade Tax-Exempt Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SISIX
Virtus Seix Short-Term Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SSBTX
Virtus Seix Short-Term Bond Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCBSX
Virtus Seix Short-Term Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STSBX
Virtus Seix Short-Term Municipal Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	CMDTX
Virtus Seix Short-Term Municipal Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SMMAX
Virtus Seix Total Return Bond Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAMZX
Virtus Seix Total Return Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAMFX
Virtus Seix Total Return Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	CBPSX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SSAGX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SIGZX
Virtus Seix U.S. Government Securities Ultra-Short Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SIGVX
Virtus Seix U.S. Mortgage Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SLMTX
Virtus Seix U.S. Mortgage Fund | Class C | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCLFX
Virtus Seix U.S. Mortgage Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SLTMX
Virtus Seix Ultra-Short Bond Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SASSX
Virtus Seix Ultra-Short Bond Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SISSX
Virtus Silvant Large-Cap Growth Stock Fund | Class R6 | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STCZX
Virtus Silvant Large-Cap Growth Stock Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STCAX
Virtus Silvant Large-Cap Growth Stock Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	STCIX
Virtus Silvant Small-Cap Growth Stock Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SSCTX
Virtus Silvant Small-Cap Growth Stock Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCGIX
Virtus Zevenbergen Innovative Growth Stock Fund | Class I | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SCATX
Virtus Zevenbergen Innovative Growth Stock Fund | Class A | VIRTUS ASSET TRUST
Prospectus:
Trading Symbol	SAGAX
Virtus Duff & Phelps Global Infrastructure Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGIRX
Virtus Duff & Phelps Global Infrastructure Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PGIUX
Virtus Duff & Phelps Global Infrastructure Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PGUCX
Virtus Duff & Phelps Global Infrastructure Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PGUAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRGEX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGSAX
Virtus Duff & Phelps International Real Estate Securities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PXRIX
Virtus Duff & Phelps International Real Estate Securities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PXRCX
Virtus Duff & Phelps International Real Estate Securities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PXRAX
Virtus Duff & Phelps Real Asset Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VADIX
Virtus Duff & Phelps Real Asset Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PDPCX
Virtus Duff & Phelps Real Asset Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PDPAX
Virtus Duff & Phelps Real Estate Securities Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRREX
Virtus Duff & Phelps Real Estate Securities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PHRIX
Virtus Duff & Phelps Real Estate Securities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PHRCX
Virtus Duff & Phelps Real Estate Securities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PHRAX
Virtus Herzfeld Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VHFIX
Virtus Herzfeld Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VHFCX
Virtus Herzfeld Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VHFAX
Virtus Horizon Wealth Masters Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VWMIX
Virtus Horizon Wealth Masters Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VWMCX
Virtus Horizon Wealth Masters Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VWMAX
Virtus KAR Emerging Markets Small-Cap Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRESX
Virtus KAR Emerging Markets Small-Cap Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VIESX
Virtus KAR Emerging Markets Small-Cap Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VCESX
Virtus KAR Emerging Markets Small-Cap Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAESX
Virtus KAR International Small-Cap Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRISX
Virtus KAR International Small-Cap Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VIISX
Virtus KAR International Small-Cap Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VCISX
Virtus KAR International Small-Cap Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VISAX
Virtus KAR International Small-Mid Cap Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VKIIX
Virtus KAR International Small-Mid Cap Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VKICX
Virtus KAR International Small-Mid Cap Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VKIAX
Virtus KAR International Small-Mid Cap Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VKIRX
Virtus Newfleet Core Plus Bond Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VBFRX
Virtus Newfleet Core Plus Bond Fund | CLASS I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	SAVYX
Virtus Newfleet Core Plus Bond Fund | CLASS C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	SAVCX
Virtus Newfleet Core Plus Bond Fund | CLASS A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	SAVAX
Virtus Newfleet High Yield Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRHYX
Virtus Newfleet High Yield Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PHCIX
Virtus Newfleet High Yield Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PHCHX
Virtus Newfleet High Yield Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PGHCX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VLDRX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HIBIX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PCMZX
Virtus Newfleet Low Duration Core Plus Bond Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HIMZX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VMFRX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VMFIX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	NCMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	NAMFX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VMSSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PIMSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C1 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PMSTX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PSTCX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	NARAX
Virtus Newfleet Senior Floating Rate Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRSFX
Virtus Newfleet Senior Floating Rate Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PSFIX
Virtus Newfleet Senior Floating Rate Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PFSRX
Virtus Newfleet Senior Floating Rate Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PSFRX
Virtus Newfleet Tax-Exempt Bond Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PXCZX
Virtus Newfleet Tax-Exempt Bond Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HXBZX
Virtus Newfleet Tax-Exempt Bond Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HXBIX
Virtus Rampart Equity Trend Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRPAX
Virtus Rampart Equity Trend Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAPIX
Virtus Rampart Equity Trend Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAPCX
Virtus Rampart Equity Trend Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAPAX
Virtus Rampart Multi-Asset Trend Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAISX
Virtus Rampart Multi-Asset Trend Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAACX
Virtus Rampart Multi-Asset Trend Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VAAAX
Virtus Rampart Sector Trend Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VARIX
Virtus Rampart Sector Trend Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PWBCX
Virtus Rampart Sector Trend Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PWBAX
Virtus Vontobel Emerging Markets Opportunities Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VREMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HIEMX
Virtus Vontobel Emerging Markets Opportunities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	PICEX
Virtus Vontobel Emerging Markets Opportunities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	HEMZX
Virtus Vontobel Foreign Opportunities Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VFOPX
Virtus Vontobel Foreign Opportunities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	JVXIX
Virtus Vontobel Foreign Opportunities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	JVICX
Virtus Vontobel Foreign Opportunities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	JVIAX
Virtus Vontobel Global Opportunities Fund | Class R6 | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VRGOX
Virtus Vontobel Global Opportunities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	WWOIX
Virtus Vontobel Global Opportunities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	WWOCX
Virtus Vontobel Global Opportunities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	NWWOX
Virtus Vontobel Greater European Opportunities Fund | Class I | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGEIX
Virtus Vontobel Greater European Opportunities Fund | Class C | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGECX
Virtus Vontobel Greater European Opportunities Fund | Class A | VIRTUS OPPORTUNITIES TRUST
Prospectus:
Trading Symbol	VGEAX